Credit risk - Support Measures and Corporate Customer Sector Split (Details) £ in Billions	Dec. 31, 2020 GBP (£) Complaints	Dec. 31, 2019 GBP (£)
Mortgages
Payment Holiday [Line Items]
Number Of Customers Affected | Complaints	251,000
Loans and receivables	£ 37.1
Outstanding PH	£ 2.5
Mortgages | Up to date after PH
Payment Holiday [Line Items]
Percentage Of Relevant Loan Book	88.00%
Mortgages | Ongoing PH
Payment Holiday [Line Items]
Percentage Of Relevant Loan Book	8.00%
Mortgages | New to arrears after PH ends
Payment Holiday [Line Items]
Percentage Of Relevant Loan Book	2.00%
Mortgages | In arrears before PH
Payment Holiday [Line Items]
Percentage Of Relevant Loan Book	2.00%
Consumer Auto Finance
Payment Holiday [Line Items]
Number Of Customers Affected | Complaints	54,000
Loans and receivables	£ 0.5
Outstanding PH	£ 0.1
Consumer Auto Finance | Up to date after PH
Payment Holiday [Line Items]
Percentage Of Relevant Loan Book	77.00%
Consumer Auto Finance | Ongoing PH
Payment Holiday [Line Items]
Percentage Of Relevant Loan Book	11.00%
Consumer Auto Finance | New to arrears after PH ends
Payment Holiday [Line Items]
Percentage Of Relevant Loan Book	8.00%
Consumer Auto Finance | In arrears before PH
Payment Holiday [Line Items]
Percentage Of Relevant Loan Book	4.00%
Unsecured Personal Loans
Payment Holiday [Line Items]
Number Of Customers Affected | Complaints	34,000
Loans and receivables	£ 0.2
Unsecured Personal Loans | Up to date after PH
Payment Holiday [Line Items]
Percentage Of Relevant Loan Book	77.00%
Unsecured Personal Loans | Ongoing PH
Payment Holiday [Line Items]
Percentage Of Relevant Loan Book	13.00%
Unsecured Personal Loans | New to arrears after PH ends
Payment Holiday [Line Items]
Percentage Of Relevant Loan Book	4.00%
Unsecured Personal Loans | In arrears before PH
Payment Holiday [Line Items]
Percentage Of Relevant Loan Book	6.00%
Credit cards
Payment Holiday [Line Items]
Number Of Customers Affected | Complaints	32,000
Loans and receivables	£ 0.1
Credit cards | Up to date after PH
Payment Holiday [Line Items]
Percentage Of Relevant Loan Book	76.00%
Credit cards | Ongoing PH
Payment Holiday [Line Items]
Percentage Of Relevant Loan Book	12.00%
Credit cards | New to arrears after PH ends
Payment Holiday [Line Items]
Percentage Of Relevant Loan Book	8.00%
Credit cards | In arrears before PH
Payment Holiday [Line Items]
Percentage Of Relevant Loan Book	4.00%
Business And Corporates
Payment Holiday [Line Items]
Number Of Customers Affected | Complaints	2,500
Loans and receivables	£ 2.4
Outstanding PH	£ 0.1
Business And Corporates | Up to date after PH
Payment Holiday [Line Items]
Percentage Of Relevant Loan Book	98.00%
Business And Corporates | Ongoing PH
Payment Holiday [Line Items]
Percentage Of Relevant Loan Book	2.00%
Business And Corporates | New to arrears after PH ends
Payment Holiday [Line Items]
Percentage Of Relevant Loan Book	0.00%
Business And Corporates | In arrears before PH
Payment Holiday [Line Items]
Percentage Of Relevant Loan Book	0.00%
Social Housing
Payment Holiday [Line Items]
Loans and receivables	£ 5.8	£ 6.4
Other Real Estate
Payment Holiday [Line Items]
Loans and receivables	4.9	5.5
Wholesale & Retail Trade
Payment Holiday [Line Items]
Loans and receivables	3.7	3.8
Accommodation & Food
Payment Holiday [Line Items]
Loans and receivables	2.1	1.8
Construction
Payment Holiday [Line Items]
Loans and receivables	1.6	1.2
Human Health & Social Work
Payment Holiday [Line Items]
Loans and receivables	1.5	1.4
Professional, Scientific And Technical
Payment Holiday [Line Items]
Loans and receivables	1.3	1.0
Manufacturing
Payment Holiday [Line Items]
Loans and receivables	1.0	1.2
Other Segments
Payment Holiday [Line Items]
Loans and receivables	2.0	1.0
Administrative & Support Services
Payment Holiday [Line Items]
Loans and receivables	1.3	1.3
Information & Communication
Payment Holiday [Line Items]
Loans and receivables	0.8	0.5
Transport & Storage
Payment Holiday [Line Items]
Loans and receivables	0.5	0.5
Electricity & Gas
Payment Holiday [Line Items]
Loans and receivables	0.6	0.5
Arts, Entertainment & Recreation
Payment Holiday [Line Items]
Loans and receivables	£ 0.4	£ 0.3